Post-employment benefits for employees (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	$ 25,602	$ 23,066
Current service cost	415	372
Interest cost	151	222
Past service cost and settlements	63	(102)
Administrative expenses	24	24
Remeasurement losses/(gains) arising from changes in financial assumptions	(713)	1,166
Remeasurement (gains) arising from changes in demographic assumptions	(377)	(28)
Experience-related remeasurement losses/(gains)	531	159
Currency translation effects	(865)	1,810
Benefit payments	(1,450)	(1,264)
Contributions of associates	179	186
Effect of acquisitions, divestments or transfers	23	(9)
Benefit obligation at end of period	23,583	25,602
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	22,317	19,810
Interest income	105	166
Return on plan assets excluding interest income	1,512	1,318
Currency translation effects	(726)	1,620
Novartis Group contributions	490	464
Contributions of associates	179	186
Settlements	(7)	15
Benefit payments	(1,450)	(1,264)
Effect of acquisitions, divestments or transfers		2
Fair value of plan assets at end of period	22,420	22,317
Funded status	(1,163)	(3,285)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Limitation on recognition of fund surplus at beginning of period	(51)	(65)
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	(10)	16
Interest income on limitation of fund surplus	(1)	(2)
Limitation on recognition of fund surplus at end of period	(62)	(51)
Net liability in the balance sheet at end of period	(1,225)	(3,336)	$ (3,321)
Other post-employment benefit plans
Defined benefit plan, change in benefit obligation [roll forward]
Benefit obligation at beginning of period	632	746
Current service cost	11	11
Interest cost	16	20
Past service cost and settlements	(3)	1
Remeasurement losses/(gains) arising from changes in financial assumptions	(20)	40
Remeasurement (gains) arising from changes in demographic assumptions	4	(13)
Experience-related remeasurement losses/(gains)	(47)	(132)
Currency translation effects	(1)	(7)
Benefit payments	(32)	(33)
Effect of acquisitions, divestments or transfers		(1)
Benefit obligation at end of period	560	632
Defined benefit plan, change in fair value of plan assets [roll forward]
Fair value of plan assets at beginning of period	89	134
Interest income	2	4
Return on plan assets excluding interest income	7	4
Novartis Group contributions	7	(20)
Benefit payments	(32)	(33)
Fair value of plan assets at end of period	73	89
Funded status	(487)	(543)
Defined benefit plan, change in limitation on recognition of fund surplus [roll forward]
Net liability in the balance sheet at end of period	$ (487)	$ (543)	$ (612)